Investment in an Associate	12 Months Ended
Dec. 31, 2022
Investment In An Associate Abstract
INVESTMENT IN AN ASSOCIATE

NOTE 14. INVESTMENT IN AN ASSOCIATE

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Interest in associate	257,346	-
Due from an associate company	698,323	-
	955,669	-

The following information contains only the particulars of a material associate, which is unlisted corporate entity whose quoted market price is not available:

Name of Associates	Country of Incorporation	Principal Activities	Paid Up Capital	Percentage Owned
				2022	2021
Greifenberg Digital Limited	Canada	Investment holding	US$2,087,000	23.96% (Direct)	-

Summarised financial information in respect of the Group’s associate company is set out below. The summarised financial information below represents amounts in associate’ financial statements prepared in accordance with IFRS Accounting Standard.

As at 31 December	2022		2021
	US$		US$
Current assets		85,420	-
Non-current assets		1,656,298	-
Current liabilities		(983,596)	-
Net assets		758,122	-

Group share of net assets		23.96%	-
Year ended 31 December	US$	181,646	-

Revenues, net	US$	90,000	-
Loss after tax	US$	(865,548)	-

Other than as disclosed in Note 31(b), the non-trade amounts due from associate is unsecured, 7% interest bearing and repayable on demand.